Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ProFunds
Prospectus Date	rr_ProspectusDate	Jan. 05, 2023
Document Creation Date	dei_DocumentCreationDate	Jan. 05, 2023